Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2013
Investments, All Other Investments [Abstract]
Schedule Of Financial Instruments and Risk Management
The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

	September 30, 2012		September 30, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash	$19,139	$19,139	$11,458	$11,458
Other receivables	19,481	19,481	8,104	8,104
Consumer advances receivable	32,440	32,440	25,592	25,592
Long term receivable	$460	$460	$836	$836
Financial Liabilities
Accounts payable and accrued liabilities	$28,937	$28,937	$26,226	$26,226
Obligations under capital leases and other obligations	4,788	4,788	4,626	4,626
Senior secured notes	$126,033	$131,906	$127,182	$121,370

Maximum Exposure To Credit Risk
The best representation of the Company’s maximum exposure (excluding tax effects) to credit risk, which is a worst case scenario and does not reflect results expected by the Company, is as set out in the following table:

	September 30, 2012	September 30, 2013
Cash - Note 4	$19,139	$11,458
Consumer advances receivable, net - Note 5	32,440	25,592
Other receivables, net - Note 6	19,481	8,104
Long-term receivable - Note 6	460	836
	$71,520	$45,990

Maximum Exposures To Liquidity Risk
The maximum exposures to liquidity risk are represented by the carrying amount of accounts payable and accrued liabilities, as well as payment obligations under capital leases and senior secured notes, which are made up of the following:

	Carrying Amount	Contractual Cash Flows	Less Than 1 Year	1-3 Years
Accounts payable and accrued liabilities	$26,226	$26,226	$26,226	$—
Obligations under capital leases (including interest)	4,626	6,946	1,612	2,334
Senior secured notes	127,182	183,291	15,238	168,053
	$158,034	$216,463	$43,076	$170,387